Long-term debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Debt
Total Machinery and Power Systems	$ 4,505	$ 5,652	$ 5,736
Total Financial Products	15,932	16,195	17,098
Total long-term debt due after one year	20,437	21,847	22,834
Machinery and Power Systems
Debt
Other	66	707	710
Machinery and Power Systems | Notes-6.550% due 2011
Debt
Debt instrument, interest rate (as a percent)		6.55%	6.55%
Notes		251	250
Percentage of the redemption price to the principal amount of debentures to be redeemed (as a percent)	100.00%
Machinery and Power Systems | Notes-5.700% due 2016
Debt
Debt instrument, interest rate (as a percent)	5.70%	5.70%	5.70%
Notes	512	515	517
Percentage of the redemption price to the principal amount of debentures to be redeemed (as a percent)	100.00%
Machinery and Power Systems | Debentures-9.375% due 2011
Debt
Debt instrument, interest rate (as a percent)		9.375%	9.375%
Debentures		123	123
Machinery and Power Systems | Debentures-7.000% due 2013
Debt
Debt instrument, interest rate (as a percent)	7.00%	7.00%	7.00%
Debentures	350	350	350
Machinery and Power Systems | Debentures-7.900% due 2018
Debt
Debt instrument, interest rate (as a percent)	7.90%	7.90%	7.90%
Debentures	899	899	898
Machinery and Power Systems | Debentures-9.375% due 2021
Debt
Debt instrument, interest rate (as a percent)	9.375%	9.375%	9.375%
Debentures	120	120	120
Machinery and Power Systems | Debentures-8.000% due 2023
Debt
Debt instrument, interest rate (as a percent)	8.00%	8.00%	8.00%
Debentures	82	82	82
Machinery and Power Systems | Debentures-6.625% due 2028
Debt
Debt instrument, interest rate (as a percent)	6.625%	6.625%	6.625%
Debentures	299	299	299
Percentage of the redemption price to the principal amount of debentures to be redeemed (as a percent)	100.00%
Machinery and Power Systems | Debentures-7.300% due 2031
Debt
Debt instrument, interest rate (as a percent)	7.30%	7.30%	7.30%
Debentures	349	349	349
Percentage of the redemption price to the principal amount of debentures to be redeemed (as a percent)	100.00%
Machinery and Power Systems | Debentures-5.300% due 2035
Debt
Debt instrument, interest rate (as a percent)	5.30%	5.30%	5.30%
Debentures	205	204	203
Debentures, face value	307
Debentures' effective yield to maturity (as a percent)	8.55%
Percentage of the redemption price to the principal amount of debentures to be redeemed (as a percent)	100.00%
Machinery and Power Systems | Debentures-6.050% due 2036
Debt
Debt instrument, interest rate (as a percent)	6.05%	6.05%	6.05%
Debentures	748	748	748
Percentage of the redemption price to the principal amount of debentures to be redeemed (as a percent)	100.00%
Machinery and Power Systems | Debentures-8.250% due 2038
Debt
Debt instrument, interest rate (as a percent)	8.25%	8.25%	8.25%
Debentures	248	248	248
Machinery and Power Systems | Debentures-6.950% due 2042
Debt
Debt instrument, interest rate (as a percent)	6.95%	6.95%	6.95%
Debentures	249	249	249
Percentage of the redemption price to the principal amount of debentures to be redeemed (as a percent)	100.00%
Machinery and Power Systems | Debentures-7.375% due 2097
Debt
Debt instrument, interest rate (as a percent)	7.375%	7.375%	7.375%
Debentures	297	297	297
Percentage of the redemption price to the principal amount of debentures to be redeemed (as a percent)	100.00%
Machinery and Power Systems | Capital lease obligations
Debt
Capital lease obligations	81	211	293
Financial Products
Debt
Commercial paper		71	1,500
Medium-term notes	14,993	15,363	15,073
Other	$ 939	$ 761	$ 525